Leases	12 Months Ended
Jan. 31, 2025
Leases [Abstract]
Leases
11.	LEASES
The main leasing activities of the Company are attributable to the Company’s manufacturing facility located in Finland, to offices located in Canada and to warehouses used for the distribution of parts, accessories and apparel.
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2025:

	Carrying amount as at January 31, 2024	Additions	Depreciation [a]	Impairment [b]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2025
Building & land	$152.4	$36.7	$(47.5)	$(6.1)	$3.3	$27.3	$166.1
Equipment	17.3	5.9	(7.7)	—	0.9	0.3	16.7
Total	$169.7	$42.6	$(55.2)	$(6.1)	$4.2	$27.6	$182.8
[a]
An amount of $28.4 million included in cost of sales.
[b]
Impairment charge of $6.1 million is related to Marine businesses assets held for sale (Note 30).
The following table explains the changes in
right-of-use
assets during the year ended January 31, 2024:

	Carrying amount as at January 31, 2023	Additions	Depreciation [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2024
Building & land	$163.2	$19.0	$(43.0)	$0.7	$12.5	$152.4
Equipment	17.1	8.6	(7.6)	(0.9)	0.1	17.3
Total	$180.3	$27.6	$(50.6)	$(0.2)	$12.6	$169.7
[a]
An amount of $26.2 million included in cost of sales.
The following table explains the changes in lease liabilities during the year ended January 31, 2025:

	Carrying amount as at January 31, 2024	Issuance	Interest	Repayment [a]	Liabilities associated with assets held for sale (Note 30)	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2025
Lease liabilities	$188.3	$43.1	$8.5	$(60.9)	$(6.7)	$7.6	$25.4	$205.3
[a]
Includes $8.5 million of interest paid.
The following table explains the changes in lease liabilities during the year ended January 31, 2024:

	Carrying amount as at January 31, 2023	Issuance	Interest	Repayment [a]	Effect of foreign currency exchange rate changes	Termination, remeasurement and other	Carrying amount as at January 31, 2024
Lease liabilities	$196.9	$27.3	$7.7	$(56.3)	$0.3	$12.4	$188.3
[a]
Includes $7.7 million of interest paid.